Segment and Geographic Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment and Geographic Information
19	SEGMENT AND GEOGRAPHIC INFORMATION

The Company’s two reporting segments include the Produce business and the Energy business. The Produce business produces, markets, and sells the product group which consists of premium quality tomatoes, bell peppers and cucumbers. The Energy business produces power that it sells per a long-term contract to its one customer.

The Company’s primary operations are in the United States and Canada. Net sales by the countries in which its customers are located are as follows:

	For the Years Ended December 31,
	2018	2017
Sales
Produce - U.S.	$124,699	$132,464
Produce - Canada	23,355	24,020
Energy - Canada	1,946	1,922

	$150,000	$158,406

The Company’s property, plant and equipment, net of accumulated depreciation, are located as follows:

	December 31, 2018	December 31, 2017
United States	$43,651	$46,922
Canada	30,459	31,183
Energy - Canada	3,369	3,649

	$77,479	$81,754

The depreciation and amortization charges for the year ended December 31, 2018 in the Produce business were $6,154 (2017 - $6,791) and $873 (2017 - $795) in the Energy business.